8. Share-Based Compensation (Details Narrative March 2016) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share based compensation	$ 899,621	$ 144,495	$ 2,594,113	$ 1,513,238
Warrants outstanding	394,697		13,025,000
Fair value adjustment of warrants	$ 1,118,642	$ 92,703	$ 933,195	$ 239,889
Employee Stock Options [Member]
Options granted	12,122	0	493,945	32,731
Share based compensation	$ 478,859	$ 63,634
Incremental compensation expense from exercise extension date	24,000
Options exercised			0	60,125
Non Employee Stock Options [Member]
Options granted			30,304	14,546
Share based compensation	$ (971)	$ 4,438
Options exercised	0	0	0	0
Common Stock Awards [Member]
Common stock grants	8,647	3,181	34,403	104,006
Share based compensation	$ 57,790	$ 25,500